                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -------------

Check here if Amendment [ ]; Amendment Number:
                                               --------------------------------
       This Amendment (Check only one.):         [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perseus, L.L.C.
         --------------------------------------------
Address: 2099 Pennsylvania Avenue, N.W., Suite 900
         --------------------------------------------
         Washington, D.C. 20006

Form 13F File Number: 028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Rodd Macklin
       -----------------------------------------------------
Title: Chief Financial Officer, Treasurer and Secretary
       -----------------------------------------------------
Phone: (202) 772-1481
       -----------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Rodd Macklin              Washington, D.C.             August 1, 2005
-----------------------     ----------------------         ------------------
    [Signature]                 [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                   0
                                            -------------------

Form 13F Information Table Entry Total:              14
                                            -------------------

Form 13F Information Table Value Total:              $93,939
                                            -------------------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


               NONE

                                                      FORM 13F INFORMATION TABLE

              COLUMN 1                     COLUMN 2         COLUMN 3          COLUMN 4               COLUMN 5
                                                                               VALUE        SHRS OR     SH/   PUT/
           NAME OF ISSUER               TITLE OF CLASS        CUSIP           (X$1000)      PRN AMT     PRN   CALL

-------------------------------------- ----------------- ---------------- --------------- -------------- ----- -------
      Allos Therapeutics, Inc.              Common          019777101             $682          312,900   SH
-------------------------------------- ----------------- ---------------- --------------- -------------- ----- -------
         Beacon Power Corp.                 Common          073677106          $10,057        9,764,256   SH
-------------------------------------- ----------------- ---------------- --------------- -------------- ----- -------
        Cardiac Science, Inc.               Common          141410209           $2,194        2,109,705   SH
-------------------------------------- ----------------- ---------------- --------------- -------------- ----- -------
     Distributed Energy Systems             Common         00025475V1           $3,145          746,980   SH
-------------------------------------- ----------------- ---------------- --------------- -------------- ----- -------
         Diversa Corporation                Common          255064107           $1,360          261,000   SH
-------------------------------------- ----------------- ---------------- --------------- -------------- ----- -------
        Evergreen Solar Inc.                Common         00030033R1           $9,777        1,520,585   SH
-------------------------------------- ----------------- ---------------- --------------- -------------- ----- -------
           Exelixis, Inc.                   Common          30161Q104           $1,588          213,750   SH
-------------------------------------- ----------------- ---------------- --------------- -------------- ----- -------




              COLUMN 1                 COLUMN 6         COLUMN 7                  COLUMN 8
                                      INVESTMENT         OTHER                 VOTING AUTHORITY
           NAME OF ISSUER             DISCRETION        MANAGERS          SOLE       SHARED      NONE

------------------------------------- --------------- ---------------- ------------ ----------- ---------
      Allos Therapeutics, Inc.           DEFINED                           312,900
------------------------------------- --------------- ---------------- ------------ ----------- ---------
         Beacon Power Corp.              DEFINED                         9,764,256
------------------------------------- --------------- ---------------- ------------ ----------- ---------
        Cardiac Science, Inc.             DEFINED                         2,109,705
------------------------------------- --------------- ---------------- ------------ ----------- ---------
     Distributed Energy Systems          DEFINED                           746,980
------------------------------------- --------------- ---------------- ------------ ----------- ---------
         Diversa Corporation             DEFINED                           261,000
------------------------------------- --------------- ---------------- ------------ ----------- ---------
        Evergreen Solar Inc.             DEFINED                         1,520,585
------------------------------------- --------------- ---------------- ------------ ----------- ---------
           Exelixis, Inc.                DEFINED                           213,750
------------------------------------- --------------- ---------------- ------------ ----------- ---------



              COLUMN 1                     COLUMN 2          COLUMN 3         COLUMN 4                 COLUMN 5
                                                                               VALUE         SHRS OR     SH/     PUT/
           NAME OF ISSUER               TITLE OF CLASS        CUSIP           (x$1000)       PRN AMT     PRN     CALL

-------------------------------------- ------------------ --------------- ---------------- ------------ ----- --------
         Allos Therapeutics                 Common           019777101           $3,766      1,727,300   SH
-------------------------------------- ------------------ --------------- ---------------- ------------ ----- --------
      Auxilium Pharmaceuticals              Common           05334D107          $15,576      3,265,314   SH
-------------------------------------- ------------------ --------------- ---------------- ------------ ----- --------
     Barrier Therapeutics, Inc.             Common          00006850R1          $18,435      2,324,734   SH
-------------------------------------- ------------------ --------------- ---------------- ------------ ----- --------
          Bioenvision, Inc.                 Common          00009059N1           $2,730        375,044   SH
-------------------------------------- ------------------ --------------- ---------------- ------------ ----- --------
 IntraBiotics Pharmaceuticals, Inc.         Common           46116T100             $340         97,133   SH
-------------------------------------- ------------------ --------------- ---------------- ------------ ----- --------
            Myogen, Inc.                    Common          00062856E1          $18,154      2,597,142   SH
-------------------------------------- ------------------ --------------- ---------------- ------------ ----- --------
           Valentis, Inc.                   Common           91913E104           $6,135      2,167,744   SH
-------------------------------------- ------------------ --------------- ---------------- ------------ ----- --------

-------------------------------------- ------------------ --------------- ---------------- ------------ ----- --------





              COLUMN 1                   COLUMN 6         COLUMN 7                 COLUMN 8
                                        INVESTMENT         OTHER              VOTING AUTHORITY
           NAME OF ISSUER               DISCRETION        MANAGERS      SOLE        SHARED       NONE

---------------------------------------------------- --------------- ------------ ------------ --------
         Allos Therapeutics              OTHER                                      1,727,300
---------------------------------------------------- --------------- ------------ ------------ --------
      Auxilium Pharmaceuticals           OTHER                                      3,265,314
---------------------------------------------------- --------------- ------------ ------------ --------
     Barrier Therapeutics, Inc.          OTHER                                      2,324,734
---------------------------------------------------- --------------- ------------ ------------ --------
          Bioenvision, Inc.              OTHER                                        375,044
---------------------------------------------------- --------------- ------------ ------------ --------
 IntraBiotics Pharmaceuticals, Inc.      OTHER                                         97,133
---------------------------------------------------- --------------- ------------ ------------ --------
            Myogen, Inc.                 OTHER                                      2,597,142
---------------------------------------------------- --------------- ------------ ------------ --------
           Valentis, Inc.                OTHER                                      2,167,744
---------------------------------------------------- --------------- ------------ ------------ --------

---------------------------------------------------- --------------- ------------ ------------ --------

---------------------------------------------------- --------------- ------------ ------------ --------

---------------------------------------------------- --------------- ------------ ------------ --------

---------------------------------------------------- --------------- ------------ ------------ --------

     [Repeat as necessary]